Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

Note 13 - Leases

In June 2024, the Company entered into a non-cancelable operating lease agreement for a facility in Bethesda, Maryland. This lease commenced on July 1, 2024, has a term of 63 months, and has an initial base rent of approximately $7,000 that increases annually by three percent. Under the terms of this lease, the Company is also responsible for their proportionate share of expenses associated with the facility and its premises.

In January 2025, the Company entered into a noncancelable operating lease agreement with an unrelated third-party for a 16,000 square feet facility in Puerto Rico. This lease commenced on February 1, 2025 on a month-to-month basis and became a long-term lease with an initial term of 5 years on June 1, 2025. The initial base rent is $7.00 per square foot, or $9,333 per month, for the first two years, increasing to $7.50 per square for the third year and increases by 3% annually thereafter. Under the terms of this lease, the Company is also responsible for their own utilities and a proportionate share of the operating expenses of the premises, not to exceed $3.25 per square foot.

The components of lease expense were as follows for the three and six-months ended June 30, 2025 and 2024:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$31,468	$-	$53,021	$-
Other short-term lease cost	30,667	8,851	63,668	10,651
Total lease cost	$62,135	$8,851	$116,689	$10,651

The following table summarizes the operating lease asset and liabilities recorded as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Operating lease right-of-use asset, gross	$824,314	$331,478
Accumulated amortization	(55,227)	(23,586)
Operating lease right-of-use asset, net	769,087	307,892

Short-term operating lease liabilities	132,091	36,225
Long-term operating lease liabilities	649,718	265,413
Total operating lease liabilities	$781,809	$301,638

Weighted average operating lease term	4.66 years	4.75 years
Weighted average operating lease discount rate	9.55%	11.83%

The following table summarizes future minimum lease commitments as of June 30, 2025:

Year ending December 31,	Operating Leases
2025 (remaining 6 months)	$99,577
2026	200,462
2027	207,783
2028	215,950
2029	197,905
Thereafter	42,436
Total lease payments	964,113
Less: imputed interest	(182,304)
Present value of lease liabilities	$781,809

Note 10 - Leases

In June 2024, SEE ID entered into a noncancelable lease agreement for a facility in Bethesda, Maryland. This lease commenced on July 1, 2024, has a term of 63 calendar months, and has an initial base rent of approximately $7,000 that increases annually by three percent. Under the terms of this lease, SEE ID is also responsible for their proportionate share of expenses associated with the facility and its premises.

The components of lease expense were as follows for the year ended December 31, 2024:

Operating lease cost (cost resulting from lease payments)	$43,106
Short-term lease cost	31,470
Variable lease cost (cost excluded from lease payments)	3,536
Total lease cost	$78,112

Supplemental cash flow information related to leases is as follows for the year ended December 31, 2024:

Operating lease - Operating cash flows (fixed payments)	$14,103
Operating lease - Operating cash flows (liability reduction)	$(5,417)
Operating lease - Change in ROU asset	$23,586
New lease liabilities - Operating lease	$324,426
New ROU asset - Operating lease	$331,478

The following table summarizes the operating lease asset and liabilities recorded at December 31, 2024:

Operating lease right-of-use asset	$307,892
Operating lease liability, current portion	$36,225
Operating lease liability, less current portion	265,413
Total operating lease liabilities	$301,638
Weighted-average remaining operating lease term	4.75 years
Weighted-average operating lease discount rate	11.83%

The following table summarizes future minimum lease commitments at December 31, 2024:

Year ending December 31,
2025	$57,680
2026	88,462
2027	91,116
2028	93,850
2029	72,142
Total lease payments	403,250
Less: imputed interest	101,612
Total lease liabilities	$301,638